Summary of significant accounting policies (Details 4) (CNY)	12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013	Dec. 31, 2012
Summary of significant accounting policies
Number of revenue models for online game services	2
Other income from expired game cards	1,656,035	1,555,307	4,428,309
Revenue from inactive accounts	93,251,836	98,439,474	98,367,393
Period of time used to establish inactive account	360 days
Number of license revenue streams	2
Number of parts for revenue recognition of licensing arrangements	2
Deferred revenues related to online game operation	886,018,689	774,622,249
Deferred revenues related to licensing	13,057,558	6,204,409
Total amount of net VAT and business tax with related surcharges	195,083,998	157,804,042	117,562,400
Online game development costs capitalization	19,171,502	47,863,589	5,875,774
Advertising expenses	328,834,695	318,854,568	160,279,673
Capital leases	0	0	0
Domestic
Country disclosures
General reserve fund rate (as a percent)	10.00%
The maximum percentage of general reserve need to be made over entity's registered capital	50.00%
Statutory general reserve rate (as a percent)	10.00%
The maximum percentage of statutory general reserve need to be made over entity's registered capital	50.00%
Appropriation to general reserve fund and statutory surplus reserve	19,391,219	39,400,899	4,923,933
Appropriation to other reserves	0	0	0